EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2014
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

NOTE C — EARNINGS (LOSS) PER SHARE

Basic earnings per common share are based upon the weighted average number of shares of common stock (“common shares”) outstanding.  Diluted earnings per share are based upon the weighted average number of common shares outstanding and, when dilutive, common shares issuable for stock options, warrants, and convertible securities.  All earnings per common share have been adjusted for the 5% stock dividend paid on May 14, 2013, to shareholders of record as of April 30, 2013.

The following is a reconciliation of net income (loss) and weighted average common shares outstanding for purposes of calculating basic and diluted earnings per share:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	(Unaudited)		(Unaudited)
	2014	2013	2014	2013
Basic:
Numerator:
Net loss	$(4,009,477)	$(3,951,687)	$(3,761,777)	$(1,604,244)

Denominator:
Basic - weighted average common shares outstanding	21,957,167	21,832,831	21,956,804	21,805,692

Basic EPS	$(0.18)	$(0.18)	$(0.17)	$(0.07)

Diluted:
Numerator:

Net loss	$(4,009,477)	$(3,951,687)	$(3,761,777)	$(1,604,244)

Denominator:
Weighted average common shares outstanding	21,957,167	21,832,831	21,956,804	21,805,692
Effect of Dilutive Securities:
Stock options	—	—	—	—
	21,957,167	21,832,831	21,956,804	21,805,692

Diluted EPS	$(0.18)	$(0.18)	$(0.17)	$(0.07)